UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Freddie Jacobs, Jr.

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:	09/30

Date of reporting period:	03/31/2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semi-Annual Report

March 31, 2006

(Unaudited)

Fund Advisor:

Iron Financial

Two Northfield Plaza

Suite 250

Northfield, IL 60093

Toll Free: (877) 322-0575

Fund Holdings – (unaudited)

1 As a percent of net assets.

2 Excludes money market securities and options on futures contracts purchased. Each rounds to 0.00% of net assets.

The Fund invests primarily in a broad range of fixed income securities (including investments, which may be extensive, in other mutual funds that invest primarily in fixed income securities). Fixed income securities include bonds, notes, mortgage-backed securities, corporate debt, government securities, municipal securities, and short term obligations, such as commercial paper and repurchase agreements.

Availability of Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

About Your Fund’s Expenses – (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

Summary of Fund’s Expenses – (unaudited)

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

* Expenses are equal to the Fund’s annualized expense ratio of 0.73%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Iron Market Opportunity Fund
Schedule of Investments
March 31, 2006
(Unaudited)

	Principal Amount	Value
Corporate Bonds - 29.58%		
American Airlines Corp., 5.560%, 9/23/2007 (a)(b)	$ 1,372,385	$ 1,378,119
American Express Corp., 4.830%, 9/14/2007 (a)	1,000,000	1,001,481
Barton Springs, 6.230%, 12/20/2010 (a)(c)	1,000,000	981,500
Berkshire Hathaway, 4.400%, 5/16/2008 (a)(c)	500,000	500,428
Boeing Capital Corp., 5.650%, 5/15/2006	49,000	49,049
CIT Group Holdings, Inc., 5.330%, 12/21/20012 (a)	1,000,000	1,004,673
Countrywide Financial Corp., 5.200%, 12/19/2008	1,000,000	1,002,139
Crown, Cork & Seal, 6.030%, 6/20/2012 (a)(d)	1,000,000	1,002,500
Crown, Cork & Seal, 5.530%, 12/20/20012 (a)(d)	1,000,000	1,005,000
General Electric Capital Corp., 4.830%, 2/2/2009 (a)	2,000,000	2,006,576
General Motors Acceptance Corp., 5.500%, 1/16/2007 (a)	625,000	615,231
General Motors Acceptance Corp., 6.525%, 6/15/2011 (a)	400,000	330,519
Goldman Sachs Group, Inc., 5.560%, 9/29/2014 (a)	1,000,000	1,017,242
I-Preferred Term Securities IV, 6.670%, 6/24/2034 (a)(d)	3,000,000	3,016,875
I-Preferred Term Securities IV, 6.930%, 12/11/2032 (a)(d)	500,000	506,875
Jefferson - Pilot Life Funding Trust I, 4.890%, 6/2/2008 (a)(c)	1,000,000	1,000,643
Landesbank Baden-Wurttemberg, 4.530%, 2/28/2007 (a)	2,000,000	1,999,620
Lehman Brothers Holding, 8.000%, 10/29/2019 (a)	1,000,000	964,750
Liquid Funding LTD., 4.844%, 11/28/2006 (a)(c)	2,000,000	2,000,574
MBIA Global Funding LLC., 4.850%, 12/20/2007 (a)(c)	2,000,000	1,992,168
Meridian Funding Co. LLC., 5.089%, 10/15/2014 (a)(c)	2,000,000	2,001,536
Morgan Stanley, 4.890%, 3/01/2011 (a)	1,000,000	999,205
Preferred Term Securities XVI, 6.460%, 3/23/2035 (a)(d)	1,000,000	1,010,625
Preferred Term Securities XVII, 5.720%, 6/23/2035 (a)(d)	2,000,000	2,008,750
Preferred Term Securities XVII, 6.320%, 6/23/2035 (a)(d)	1,000,000	1,005,625
Preferred Term Securities XVII, 5.420%, 6/23/2035 (a)(d)	3,000,000	3,005,625
SLMA Corp., 4.000%, 07/25/2014 (a)	3,000,000	2,786,190
US Bank N.A., 4.631%, 12/5/2007 (a)	1,000,000	1,000,524
Vodafone Group PLC., 5.020%, 6/29/2007 (a)	1,000,000	1,000,616
Washington Mutual, Inc., 5.235%, 3/22/2012 (a)	1,000,000	998,914
TOTAL CORPORATE BONDS (Cost $30,440,951)		39,193,572
Mortgage Backed Bonds - 2.67%		
FNMA, Series #2003-91, 4.675%, 10/01/2034 (a)	494,783	506,828
First Horizon Mortgage Pass-Through Trust, 5.680%, 2/25/2035 (a)	603,587	603,984
First Horizon Mortgage Pass-Through Trust, 5.090%, 2/25/2035 (a)	1,517,668	1,518,773
GNMA, 5.000%, 1/20/2035	740,468	734,802
GNMA, 5.180%, 8/20/2031	165,570	166,646
TOTAL MORTGAGE BACKED BONDS (Cost $3,545,424)		3,531,033
Government Agency Bonds - 59.94%		
Federal Farm Credit Bank - 0.22%		
FFCB, 4.000%, 5/12/2008	300,000	293,721

*See accompanying notes which are an integral part of the financial statements.

Iron Market Opportunity Fund
Schedule of Investments - continued
March 31, 2006
(Unaudited)

Government Agency Bonds - 59.94% - continued		**Principal Amount**		**Value**
Federal Home Loan Bank - 45.12%				
FHLB, 5.000%, 3/28/2008	$	1,000,000	$	999,141
FHLB, 4.665%, 4/27/2007 (a)		2,500,000		2,500,188
FHLB, 4.000%, 10/28/2011 (a)		1,340,000		1,323,956
FHLB, 5.000%, 9/29/2006		1,000,000		999,453
FHLB, 5.000%, 3/2/2007		1,000,000		997,988
FHLB, 4.000%, 1/25/2008 (a)		2,000,000		2,001,870
FHLB, 6.000%, 12/17/2019 (a)		1,000,000		948,050
FHLB, 3.000%, 12/10/2010 (a)		1,000,000		988,582
FHLB, 3.500%, 12/17/2019 (a)		2,000,000		1,978,548
FHLB, 4.260%, 2/22/2007 (a)		7,000,000		6,990,046
FHLB, 3.700%, 11/8/2019 (a)		5,000,000		4,943,775
FHLB, 4.000%, 6/17/2008		1,000,000		978,181
FHLB, 4.200%, 12/29/2014 (a)		5,000,000		4,901,200
FHLB, 3.950%, 9/24/2007 (a)		2,000,000		1,968,080
FHLB, 3.680%, 8/24/2007		2,000,000		1,962,152
FHLB, 4.300%, 8/18/2008		2,000,000		1,965,148
FHLB, 3.500%, 8/4/2006 (a)		1,000,000		999,191
FHLB, 4.125%, 5/12/2014 (a)		3,000,000		2,968,050
FHLB, 3.550%, 11/7/2007		680,000		664,246
FHLB, 2.125%, 4/20/2009 (a)		1,000,000		998,808
FHLB, 4.000%, 1/29/2007 (a)		1,000,000		990,993
FHLB, 2.100%, 12/29/2006		15,000		14,676
FHLB, 2.200%, 7/28/2006		250,000		247,793
FHLB, 3.000%, 6/12/2018 (a)		1,500,000		1,491,752
FHLB, 4.510%, 9/01/2006 (a)		2,000,000		1,999,716
FHLB, 2.000%, 4/15/2009 (a)		1,000,000		998,996
FHLB, 4.100%, 5/24/2006 (a)		1,000,000		999,011
FHLB, 4.740%, 11/21/2006 (a)		7,000,000		6,998,040
FHLB, 4.000%, 7/19/2006		1,000,000		996,937
FHLB, 4.440%, 10/10/2007		1,000,000		990,207
FHLB, 4.000%, 1/30/2013 (a)		1,000,000		981,439
FHLB, 4.660%, 11/1/2007 (a)		1,000,000		999,955
				59,786,168
Federal Home Loan Mortgage Corporation - 3.44%				
FHLMC, 3.250%, 4/28/2006 (a)		50,000		49,938
FHLMC, 4.000%, 1/25/2008 (a)		1,000,000		989,247
FHLMC, 3.500%, 5/28/2008 (a)		2,160,000		2,120,857
FHLMC, 4.000%, 12/8/2006		1,000,000		992,574
FHLMC, 4.500%, 9/19/2013 (a)		400,000		398,473
				4,551,089

*See accompanying notes which are an integral part of the financial statements.

Iron Market Opportunity Fund
Schedule of Investments - continued
March 31, 2006
(Unaudited)

Government Agency Bonds - 59.94% - continued	Principal Amount	Value
Federal National Mortgage Association - 11.16%		
FNMA, 4.040%, 3/16/2009	$ 1,405,000	$ 1,363,512
FNMA, 4.000%, 7/26/2006 (a)	2,000,000	1,993,676
FNMA, 3.000%, 8/18/2006	3,000,000	2,977,095
FNMA, 4.000%, 8/20/2008	422,000	412,060
FNMA, 4.000%, 9/30/2014 (a)	3,000,000	2,939,706
FNMA, 4.000%, 8/18/2006	1,000,000	996,356
FNMA, 6.250%, 2/3/2020 (a)	2,000,000	1,973,360
FNMA, 2.610%, 8/18/2006	150,000	148,674
FNMA, 4.000%, 8/08/2006	1,000,000	996,627
FNMA, 4.125%, 6/16/2008	1,000,000	981,134
		14,782,200
TOTAL GOVERNMENT AGENCY BONDS (Cost $80,067,304)		79,413,178
Municipal Bonds - 0.02%		
Jefferson Franklin College, 4.500%, 11/1/2009	25,000	24,348
TOTAL MUNICIPAL BONDS (Cost $25,000)		24,348
Commercial Paper - 1.75%		
Lockhart Commercial Paper, 4/3/2006	2,325,000	2,324,372
TOTAL COMMERCIAL PAPER (Cost $2,324,372)		2,324,372
Mutual Funds - 6.07%	**Shares**	
Franklin Floating Rate Daily Access Fund	793,671	8,047,829
TOTAL MUTUAL FUNDS (Cost $8,039,544)		8,047,829
Preferred Stock - 0.76%		
Woodbourne Pass Thru Trust, 5.791% (a)(c)	10	1,005,313
TOTAL PREFERRED STOCK (Cost $1,002,360)		1,005,313
Money Market Securities - 0.00%		
Federated Investors Prime Obligation Fund, 4.140% (a)	1,456	1,456
TOTAL MONEY MARKET SECURITIES (Cost $1,456)		1,456
TOTAL INVESTMENTS (Cost $134,446,411) - 100.79%		$ 133,541,101
Liabilities in excess of cash and other assets - (0.79)%		(1,041,323)
TOTAL NET ASSETS - 100.00%		$ 132,499,778

(a) Variable rate security; the coupon rate shown represents that rate at March 31, 2006.
(b) Asset-backed security.
(c) Restricted security under rule 144A of the securities Act of 1933.
(d) Private Placement.

*See accompanying notes which are an integral part of the financial statements.

*See accompanying notes which are an integral part of the financial statements.

*See accompanying notes which are an integral part of the financial statements.

*See accompanying notes which are an integral part of the financial statements.

*See accompanying notes which are an integral part of the financial statements.

*See accompanying notes which are an integral part of the financial statements.

Iron Market Opportunity Fund

Notes to the Financial Statements

March 31, 2006

(Unaudited)

NOTE 1. ORGANIZATION

The Iron Market Opportunity Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) to acquire all the assets of the Iron Market Opportunity Fund, a series of AmeriPrime Advisors Trust (the “Predecessor Fund”), in a tax-free reorganization, effective September 26, 2005. The Predecessor Fund commenced operations on October 11, 2001. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Trustees. The investment advisor to the Fund is Iron Financial Management, Inc. (the “Advisor”). The investment objective of the Fund is to maximize total return while maintaining low volatility in share price.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Options on Futures Contracts – The Fund may write, purchase or short sell call and put options on futures contracts. When entering into these contracts, the Fund is required to make an initial cash deposit with a broker which is adjusted daily based on the fluctuation of the contracts held.

Writing put options or purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, or short sells a call or put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as a liability. When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Statement of Assets and Liabilities as an asset. These contracts are adjusted to the current market value, based on the option’s quoted daily settlement price, and reflected as such in the financial statements.

Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions.

Iron Market Opportunity Fund

Notes to the Financial Statements

March 31, 2006 – continued

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

The Fund, as a writer of an option, may have no control over whether the underlying futures contract may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the futures contract underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The risk associated with purchasing put and call options is limited to the premium paid.

Futures Contracts – The Fund may enter into futures contracts to manage its exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of the contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short Sales - The Fund engages in short selling activities. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transactions costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Depending on market conditions, the Fund may have difficulty purchasing the security sold short, and could be forced to pay a premium for the security. There can be no assurance that the Fund will be able to close out the short position at any particular time or at an acceptable price. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce the Fund’s return. The Advisor does not intend to use leverage with respect to its short positions; as a result, the Fund’s portfolio under normal circumstances will always include sufficient cash equivalents (such as money market instruments, U.S. Treasury Bills, money market funds or repurchase agreements) to cover its obligations to close its short positions.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Distributions to Shareholders - The Fund intends to distribute all of its net investment income, if any, as dividends to shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and net realized short-term capital gains, if any, at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Iron Market Opportunity Fund

Notes to the Financial Statements

March 31, 2006 – continued

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement, (the “Agreement”), the Advisor manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.50% of the average daily net assets of the Fund. Prior to January 30, 2006, the Advisor was paid at a rate of 1.00% of the average daily net assets of the Fund and had contractually agreed to waive one-half of its management fees. For the six months ended March 31, 2006, the Advisor earned fees of $700,207 and waived fees of $291,439. At March 31, 2006, the Fund owed the Advisor $57,625.

The Trust retains Unified Fund Services, Inc. (“Unified”), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended March 31, 2006, Unified earned fees of $56,586 for administrative services provided to the Fund. A trustee and the officers of the Trust are members of management and/or employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of Unified).

The Trust retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended March 31, 2006, Unified earned fees of $7,863 from the Fund for transfer agent services provided to the Fund and was reimbursed for $6,837 of out-of-pocket expenses incurred in providing transfer agent services to the Fund. For the six months ended March 31, 2006, Unified earned fees of $31,134 from the Fund for fund accounting services provided to the Fund.

The Fund retains Unified Financial Securities, Inc. (the “Distributor”) to act as the principal distributor of the Fund’s shares. There were no payments made by the Fund to the Distributor for the six months ended March 31, 2006. A Trustee and certain officers of the Trust have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor). As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

For the six months ended March 31, 2006, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

As of March 31, 2006, the net unrealized (depreciation) of investments for, tax purposes was as follows:

At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $134,446,411.

At March 31, 2006, the aggregate settlement value of open futures contracts expiring in June 2006 and the related unrealized appreciation were:

Iron Market Opportunity Fund

Notes to the Financial Statements

March 31, 2006 – continued

(Unaudited)

NOTE 5. RESTRICTED SECURITIES

The Fund has acquired several securities, the sale of which is restricted, through private placements. At March 31, 2006, the aggregate value of such securities amounted to $12,561,875. The securities have been valued using quoted market prices. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2006, SEI Private Trust Co. owned 58.41% and National Investors Sec. Corp. owned 33.04% of the Fund, for the benefit of others.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

For the fiscal year ended September 30, 2005, the Fund paid quarterly distributions of net investment income totaling $0.262 per share.

The tax character of distributions paid during fiscal years 2005 and 2004 was as follows:

As of September 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

The difference between book basis and tax basis unrealized depreciation, as of September 30, 2005, is attributable primarily to the tax deferral of losses on wash sales and book to tax differences on the treatment of options on regulated futures contracts.

For the six months ended March 31, 2006, the Fund paid quarterly distributions of net investment income totaling $0.1896 per share or $2,935,805 and paid a long term capital gain of $0.0149 per share or $260,607.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge, upon request: (1) by calling the Fund at (877) 322-0575; and (2) on the Commission’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony J. Ghoston, President

Freddie Jacobs, Jr., Chief Financial Officer and Treasurer

Heather A. Barnes, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

Iron Financial Management, Inc.

Two Northfield Plaza

Suite 250

Northfield, IL 60093

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

Cohen McCurdy, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn, LLP

One US Bank Plaza

St. Louis, MO 63101

CUSTODIAN

U.S. Bank, N.A.

425 Walnut St.

Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Dear Fellow Shareholders,

Equity Market Review

The equity market overcame the negative influences of higher interest rates and higher energy prices to post its best quarterly performance since the end of 2004. The Standard & Poor’s 500 Index ended the quarter with a gain of 4.2%, which brought its return for the last twelve months to 11.2%. The Telecommunications sector was, by far, the best performing area during the quarter, while the Utility sector was the worst performing with a slight negative return. Even though large capitalization stocks performed well, small capitalization stocks continued to outperform. International markets continued to outperform versus U.S. domestic stocks with a total return in excess of 9% for the first quarter.

Portfolio Overview

Our primary focus continues to be finding what we believe to be great companies trading at reasonable prices in attractive sectors. Relative to our benchmark, our largest sector weighting is the Industrial sector. Our largest position in industrials is Ingersoll-Rand, which we believe should profit from a growing global economy, and expanded business and government capital spending. While we were underweighted in the Consumer Discretionary sector, the equities we own had a good quarter led by gaming industry leader Harrah’s Entertainment. Listed below are several companies in our portfolio we currently find attractive and the economic trends that we feel support them:

Fluor	Global energy demand and power generation.
Teva Pharm.	Generic drugs and demographics.
Goldman Sachs	Hedge fund growth, global trading and investment banking.
Yahoo	Internet advertising and content

Fund Performance

For the period from inception (October 5, 2005) through March 31, 2006, the Equity Fund’s performance was 6.16% compared to the S&P 500 Index’s performance of 7.63% for the same period. The Equity Fund lagged the benchmark due largely to the underperformance of high quality very large capitalization stocks. We believe fund management and investor focus should remain on the longer term.

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-877-627-8504.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The chart above assumes an initial investment of $10,000 made on October 5, 2005 (commencement of Fund operations) and held through March 31, 2006. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month end, please call 1-877-627-8504. Investing in the Fund involves certain risks that are discussed in the Fund’ s prospectus. Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member NASD.

The results shown for the Fund include reinvested distributions, applicable sales charges, Fund expenses and management fees, and are shown before taxes on Fund distributions and sales of Fund shares. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares. The market indexes are unmanaged, do not reflect sales charges, commissions or expenses, or the effects of taxes. You cannot invest directly into an index.

Dear Fellow Shareholders,

Bond Market Review

The U.S. bond market delivered slight negative returns during the first quarter, with the Lehman Intermediate Government / Credit Index falling .38%. The key factors pressuring bond prices were stronger than expected economic growth, surging commodity prices and a weaker U.S. dollar.

The outlook for monetary policy has become more uncertain as a new Federal Reserve Chairman took over the helm at the end of January. Another variable impacting the bond market was the reintroduction of the 30 year Treasury bond after a five year hiatus. Long term bonds have been the best performers over the last 18 months and this new supply may negatively influence this part of the yield curve.

Portfolio Overview

The objective of the FCI Bond Fund is to provide total return by adding value relative to a benchmark index through the use of duration management, sector allocation and individual security selection initiatives. At the end of the quarter, the portfolio was neutral to its benchmark duration, underweight in the agency sector, overweighted in the corporate sector and about even with the treasury sector.

Fund Performance

For the period from inception (October 4, 2005) through March 31, 2006, the Bond Fund’s performance was 0.06% compared to the Lehman Intermediate Government/Corporate Index’s performance of 0.13% for the same period. The Bond Fund has delivered in-line performance with its benchmark since inception, trailing the index by 7 basis points. The slight difference between the fund return and the benchmark was due mostly to an overweight in corporate bonds and a continued flattening of the yield curve.

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-877-627-8504.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Lehman Intermediate Government/ Credit Bond Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The chart above assumes an initial investment of $10,000 made on October 4, 2005 (commencement of Fund operations) and held through March 31, 2006. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month end, please call 1-877-627-8504. Investing in the Fund involves certain risks that are discussed in the Fund’ s prospectus. Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member NASD.

The results shown for the Fund include reinvested distributions, applicable sales charges, Fund expenses and management fees, and are shown before taxes on Fund distributions and sales of Fund shares. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares. The market indexes are unmanaged, do not reflect sales charges, commissions or expenses, or the effects of taxes. You cannot invest directly into an index.

The Fund invests primarily in a diversified portfolio of equity securities that the Advisor believes have a potential for capital appreciation. The Fund invests in companies that the Advisor determines to be the most attractive within their respective industries and whose earnings the Advisor expects to grow at an above average rate relative to the market.

1As a percent of net assets.

The Fund invests primarily in a diversified portfolio of intermediate-term, investment grade fixed income securities. The Fund may, on occasion, purchase long-term bonds. The Advisor seeks to add value for Fund investors and to maximize the risk-adjusted returns versus the unmanaged Lehman Brothers Intermediate Government Credit Index® by managing the duration of the Fund’s portfolio, and through sector allocation and issue selection.

Availability of Portfolio Schedule – (Unaudited)

These Funds each file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available at the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of each period and held through March 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

FCI Equity Fund	Beginning Account Value October 5, 2005	Ending Account Value March 31, 2006	Expenses Paid During Period October 5, 2006 - March 31, 2006
Actual	$1,000.00	$1,061.57	$5.01*
Hypothetical **	$1,000.00	$1,019.94	$4.91

* Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 178/365 (to reflect the period since commencement of operations on October 5, 2005).

** Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from October 1, 2005 to March 31, 2006.

FCI Bond Fund	Beginning Account Value October 4, 2005	Ending Account Value March 31, 2006	Expenses Paid During Period October 4, 2006 - March 31, 2006
Actual	$1,000.00	$1,000.55	$3.90*
Hypothetical**	$1,000.00	$1,020.90	$3.94

* Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the period since commencement of operations on October 4, 2005).

** Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from October 1, 2005 to March 31, 2006.

*See accompanying notes which are an integral part of the financial statements.

*See accompanying notes which are an integral part of the financial statements.

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
March 31, 2006
(Unaudited)

Common Stocks - 75.22% - continued	**Shares**	**Value**
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 2.71%		
Ecolab, Inc.	1,395	$ 53,289
Procter & Gamble Co.	1,200	69,144
		122,433
State Commercial Bank - 1.75%		
Northern Trust Corp.	1,500	$ 78,750
Suger & Confectionery Products - 2.38%		
Hershey Co.	1,225	63,982
Wrigley WM Jr. Co.	675	43,200
		107,182
Trucking (No Local) - 0.81%		
YRC Worldwide, Inc. (a)	960	36,538
Trucking & Courier Services - 1.65%		
United Parcel Service, Inc.	940	74,617
Wholesale - Groceries & Related Products - 1.63%		
Sysco Corp.	2,300	73,715
Wholesale - Professional & Commercial Equipment & Supplies - 1.30%		
Fisher Scientific International, Inc. (a)	865	58,863
TOTAL COMMON STOCKS (Cost $3,340,099)		3,393,461
Exchange Traded Funds - 13.74%		
Ishares MSCI Japan Index Fund	6,995	100,728
Ishares MSCI EAFE Index Fund	6,230	404,452
Ishares Dow Jones U.S. Healthcare Sector Index Fund	1,195	76,181
Ishares Dow Jones U.S. Telecommunications Sector Index Fund	1,480	38,302
TOTAL EXCHANGE TRADED FUNDS (Cost $592,582)		619,663
Money Market Securities - 10.53%		
Huntington Trust Money Market, 3.360% (c)	475,134	475,134
TOTAL MONEY MARKET SECURITIES (Cost $475,134)		475,134
TOTAL INVESTMENTS (Cost $4,407,815) - 99.49%		$ 4,488,258
Other assets less liabilities - 0.51%		22,973
TOTAL NET ASSETS - 100.00%		$ 4,511,231

(a) Non-income producing.
(b) American Depositary Receipts
(c) Variable rate security; the money market rate shown represents the rate at March 31, 2006.

*See accompanying notes which are an integral part of the financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments
March 31, 2005
(Unaudited)

	Principal Amount	Value
Corporate Bonds - 43.42%		
Alcoa, Inc., 4.250%, 08/15/07	$ 250,000	$ 246,300
Allstate Life Global Funding 4.250%, 02/26/10	250,000	240,367
American General Finance, 4.000%, 03/15/11	210,000	196,045
Bellsouth Corp., 4.200%, 09/15/09	250,000	240,064
Cisco Systems, Inc., 5.250%, 02/22/11	250,000	248,130
CIT Group, Inc., 5.000%, 02/13/14	250,000	237,657
Compass Bank , 5.900%, 4/01/26	200,000	199,340
Countrywide Home Loans, 3.250%, 05/21/08	210,000	201,055
Du Pont Ei De Nemours, 4.125%, 04/30/10	250,000	238,354
Goldman Sachs Group, Inc., 5.350%, 01/15/16	250,000	241,917
Household Finance Corp., 4.625%, 01/15/08	210,000	207,888
Huntington National Bank, 5.375%, 02/28/19	250,000	234,035
Merrill Lynch Co., 5.300%, 09/30/15	250,000	243,282
Morgan Stanley, 5.050%, 01/21/11	250,000	245,324
Oracle Corp., 5.000%, 01/15/11 (a)	200,000	195,544
SBC Communications, 4.125%, 09/15/09	210,000	200,975
Verizon Global, 4.900%, 09/15/15	110,000	101,918
Vodafone Group, 7.750%, 02/15/10 (a)	200,000	214,503
TOTAL CORPORATE BONDS (Cost $3,984,507)		3,932,698
U.S. Government Agency Obligations - 10.90%		
Federal National Mortgage Association, 5.000%, 01/15/2007	200,000	199,810
Federal Home Loan Mortgage Co., 5.125%, 07/15/12	180,000	179,671
Federal Home Loan Mortgage Co., 6.625%, 09/15/09	580,000	607,403
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $997,360)		986,884
Mortgage Backed Securities - 6.11%		
Federal National Mortgage Association, 5.000%, 09/01/35	581,204	553,632
TOTAL MORTGAGE BACKED SECURITIES (Cost $561,221)		553,632
U.S. Treasury Notes - 38.45%		
U.S. Treasury Note, 3.000%, 12/31/06	954,000	941,218
U.S. Treasury Note, 3.875%, 09/15/10	620,000	596,581
U.S. Treasury Note, 4.250%, 08/15/15	350,000	333,525
U.S. Treasury Note, 4.000%, 08/31/07	1,630,000	1,611,472
TOTAL U.S. TREASURY NOTES (Cost $3,508,895)		3,482,796
Money Market Securities - 0.71%	**Shares**	
Huntington Trust Money Market, 3.360% (b)	63,909	63,909
TOTAL MONEY MARKET SECURITIES (Cost $63,909)		63,909
TOTAL INVESTMENTS (Cost $9,115,892) - 99.59%		$9,019,919
Other assets in excess of liabilities - 0.41%		36,952
TOTAL NET ASSETS - 100.00%		$9,056,871

(a) Restricted security under rule 144A of the securities Act of 1933.
(b) Variable rate securities; the money market rate shown represents the rate at March 31, 2006.

*See accompanying notes which are an integral part of the financial statements.

*See accompanying notes which are an integral part of the financial statements.

*See accompanying notes which are an integral part of the financial statements.

*See accompanying notes which are an integral part of the financial statements.

*See accompanying notes which are an integral part of the financial statements.

FCI Funds

Notes to the Financial Statements

March 31, 2006

(Unaudited)

NOTE 1. ORGANIZATION

The FCI Equity Fund (“Equity Fund”) and the FCI Bond Fund (“Bond Fund”) (collectively, the “Funds”) were organized as diversified series of Unified Series Trust (the “Trust”) on June 13, 2005. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (“the Trustees”) to issue an unlimited number of shares of beneficial interest of separate series. Each Fund is one of a series of funds currently authorized by the Trustees. Each Fund was declared effective on September 28, 2005. The Equity Fund commenced operations on October 5, 2005 and the Bond Fund commenced operations on October 4, 2005. The investment advisor to the Funds is Financial Counselors, Inc. (the “Advisor”). The Equity Fund seeks to provide long-term capital appreciation. The Bond Fund seeks to provide total return.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Trustees.

Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

Federal Income Taxes – The Funds make no provision for federal income tax. The Funds’ policy is to qualify each year as “regulated investment companies” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of their taxable income. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - Each Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis for the Equity Fund and a quarterly basis for the Bond Fund. Each Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for

FCI Funds

Notes to the Financial Statements

March 31, 2006 – continued

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreements (the “Agreements”), manages each Fund’s investments subject to approval of the Board of Trustees. As compensation for its management services, each Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.60% of the Equity Fund’s average daily net assets and 0.40% of the Bond Fund’s average daily net assets, before the waiver and reimbursement described below. For the period October 5, 2005 (commencement of operations) through March 31, 2006, the Advisor earned a fee of $6,006 from the FCI Equity Fund. For the period October 4, 2005 (commencement of operations) through March 31, 2006, the Advisor earned a fee of $8,077 from the FCI Bond Fund. At March 31, 2006, the Equity Fund and the Bond Fund were owed by the Advisor $7,059 and $4,653, respectively.

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 1.00% of the Equity Fund’s average daily net assets and 0.80% of the Bond Fund’s average daily net assets through September 30, 2007. For the period October 5, 2005 (commencement of operations) through March 31, 2006, the Advisor waived fees and/or reimbursed expenses of $67,574 for the Equity Fund. For the period October 4, 2005 (commencement of operations) through March 31, 2006, the Advisor waived fees and/or reimbursed expenses of $60,191 for the Bond Fund. Each waiver or reimbursement by the Advisor with respect to a Fund is subject to repayment by that Fund within the three fiscal years following the fiscal year in which that particular waiver or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding its expense limitation described above.

The Trust retains Unified Fund Services, Inc. (“Unified”), a wholly owned subsidiary of Unified Financial Services, Inc., to manage each Fund’s business affairs and provide each Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period October 5, 2005 (commencement of operations) through March 31, 2006, Unified earned fees of $14,849 for administrative services provided to the Equity Fund. For the period October 4, 2005 (commencement of operations) through March 31, 2006, Unified earned fees of $14,850 for administrative services provided to the Bond Fund.

The Trust retains Unified to act as each Fund’s transfer agent and to provide fund accounting services. For the period October 5, 2005 (commencement of operations) through March 31, 2006, Unified earned fees of $7,508 from the Equity Fund for transfer agent services and $3,861 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For the period ended October 4, 2005 (commencement of operations) through March 31, 2006, Unified earned fees of $7,510 from the Bond Fund for transfer agent services and $3,276 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For the period October 5, 2005 (commencement of operations) through March 31, 2006, Unified earned fees of $11,399 from the Equity Fund for fund accounting services. For the period October 5, 2005 (commencement of operations) through March 31, 2006, Unified earned fees of $11,399 from the Bond Fund for fund accounting services. A Trustee and the officers of the Trust are members of management and/or employees of Unified, and/or shareholders of Unified Financial Services, Inc., the parent of Unified.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Funds. There were no payments made to the Distributor by the Funds for the periods ended March 31, 2006. Unified Fund Services, Inc. and the Distributor are wholly owned subsidiaries of Unified Financial Services, Inc. A Trustee and certain officers of the Trust have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor). As a result, those persons may be deemed to be affiliates of the Distributor.

FCI Funds

Notes to the Financial Statements

March 31, 2006 – continued

(Unaudited)

NOTE 4. INVESTMENTS

For the period ended March 31, 2006, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

As of March 31, 2006, the net unrealized appreciation of investments for tax purposes was as follows:

At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $4,407,815 for the Equity Fund and $9,115,892 for the Bond Fund.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of each fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2006, Midwest Trust Company, an affiliate of the Advisor, for the benefit of its customers, held 100% of the voting securities of the FCI Equity Fund and the FCI Bond Fund.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

Equity Fund. On December 28, 2005, the Equity Fund paid an income distribution totaling $0.025135 per share, or $3,188, to shareholders of record on December 27, 2005.

Bond Fund.     For the period October 4, 2005 (commencement of operations) through March 31, 2006, the Bond Fund paid quarterly income distributions totaling $0.116086 per share, or $65,635, to shareholders.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request (1) by calling the Fund at (877) 627-8504 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony J. Ghoston, President

Freddie Jacobs Jr., Chief Financial Officer and Treasurer

Heather A. Barnes, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Financial Counselors, Inc.

442 West 47th Street

Kansas City, MO 64112

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

Cohen McCurdy Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with the annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE – disclosed with the annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with the annual report

Item 5. Audit Committee of Listed Registrants. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of April 3, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with the annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.